ORDINARY SHARE AND SHARE INCENTIVE PLANS - Stock Incentive Plans - Additional Information (Details) - $ / shares					12 Months Ended
	Nov. 24, 2022	Jun. 29, 2022	Jun. 28, 2022	Aug. 10, 2021	Dec. 31, 2024	Dec. 31, 2021	Dec. 31, 2023	Jun. 27, 2022	Dec. 31, 2016
Stock Incentive Plans
Number of shares authorized			62,500,000					250,000,000
Reverse split stock			one-for-four			one-for-four
Ordinary share, par value (in dollars per share)			$ 0.015		$ 0.015		$ 0.015	$ 0.00375
2017 Equity Incentive Plan
Stock Incentive Plans
Number of shares authorized			500,000	250,000					2,000,000
Number of additional ordinary shares	430,000			1,000,000
Number of ordinary shares available for issuance pursuant to future grants					7,248
Number of shares transferred from the prior plan					446,200
2017 Equity Incentive Plan | Maximum
Stock Incentive Plans
Vesting period					4 years
2017 Equity Incentive Plan | Minimum
Stock Incentive Plans
Vesting period					2 years
2017 Equity Incentive Plan | Stock Options and Restricted Stock Units RSU
Stock Incentive Plans
Number of awards outstanding (in shares)					371,237
Stock Incentive Plans
Stock Incentive Plans
Number of shares authorized			62,500,000					250,000,000
Reverse split stock		one-for-four	one-for-four
Ordinary share, par value (in dollars per share)			$ 0.015					$ 0.00375